BNY Mellon New York AMT-Free Municipal Bond Fund
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7%
New York — 97.9%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	2,940,000	2,765,433
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2051	3,125,000	2,817,857
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.50	5/1/2055	5,000,000	5,356,092
Brookhaven Local Development Corp., Revenue Bonds (Jefferson’s Ferry Project) Ser. B	4.00	11/1/2045	4,020,000	3,741,863
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2041	1,530,000	1,485,893
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2047	1,160,000	1,017,142
Broome County Local Development Corp., Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	4/1/2050	3,000,000	2,732,550
Build New York City Resource Corp., Revenue Bonds	5.50	7/1/2055	3,500,000	3,669,341
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.50	6/15/2043	700,000	669,943
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.75	6/15/2053	1,450,000	1,311,995
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	482,521
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	2,940,000	2,349,864
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	980,000	754,787
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(a)	6.50	12/15/2045	4,265,000	4,309,576
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2041	1,725,000	1,732,302
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2042	1,200,000	1,195,673
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2043	880,000	866,955
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	4,000,000	4,053,538
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	4,000,000	4,038,173
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	2,500,000	2,824,666
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. A	5.50	6/15/2055	3,655,000	3,627,352
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.00	12/1/2041	1,000,000	1,109,599
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.50	12/1/2051	1,000,000	1,066,547
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.50	12/1/2056	1,500,000	1,592,798
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	5.38	10/15/2061	2,500,000	2,420,727

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
New York — 97.9% (continued)
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	5.50	6/1/2056	2,345,000	2,334,328
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A	5.75	6/15/2060	6,000,000	6,059,354
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	7.00	12/15/2055	4,000,000	4,036,140
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2038	1,000,000	1,001,152
Empire State Development Corp., Revenue Bonds, Ser. A	5.00	3/15/2037	4,000,000	4,411,706
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000	826,952
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000	1,217,502
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	2/15/2047	7,000,000	6,671,401
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	5,000,000	5,111,330
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2037	2,150,000	2,266,935
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2038	2,900,000	3,042,409
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2039	3,000,000	3,124,576
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2041	2,030,000	2,086,650
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2036	1,500,000	1,644,208
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2037	2,000,000	2,182,333
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.25	9/1/2050	10,000,000	10,902,635
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2037	8,825,000	9,046,909
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2038	5,920,000	6,060,476
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.25	11/15/2055	2,000,000	2,096,779
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	3,305,000	3,371,775
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Build America Mutual) Ser. A	4.00	11/15/2048	7,240,000	6,800,470
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	4,750,000	4,805,583
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2043	1,335,000	1,461,679
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2034	1,100,000	1,110,200
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2035	1,150,000	1,159,728
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2046	2,500,000	2,500,866
Monroe County Industrial Development Corp., Revenue Bonds (University of Rochester Project) Ser. A	5.00	7/1/2053	3,500,000	3,642,904
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (Rochester Regional Health Project)	4.00	12/1/2046	1,555,000	1,379,164
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (St. John Fisher University Project)	5.25	6/1/2054	1,685,000	1,765,738
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	11,470,000	10,722,182
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000	826,405
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,028,319

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
New York — 97.9% (continued)
New York City, GO, Ser. A	4.13	8/1/2053	1,000,000	940,996
New York City, GO, Ser. A1	5.00	8/1/2037	8,500,000	8,576,384
New York City, GO, Ser. AA1	4.00	8/1/2037	4,000,000	4,077,598
New York City, GO, Ser. C	4.00	8/1/2036	5,000,000	5,189,639
New York City, GO, Ser. C	4.00	8/1/2039	2,000,000	2,044,776
New York City, GO, Ser. C1	4.00	9/1/2052	1,500,000	1,395,704
New York City, GO, Ser. D	5.25	10/1/2055	4,000,000	4,238,211
New York City, GO, Ser. D1	4.00	3/1/2041	5,700,000	5,766,451
New York City, GO, Ser. D1	5.50	5/1/2044	1,000,000	1,093,765
New York City, GO, Ser. D1	5.50	5/1/2046	1,250,000	1,345,681
New York City, GO, Ser. E1	4.00	4/1/2045	4,000,000	3,928,043
New York City, GO, Ser. F1	5.00	4/1/2034	2,000,000	2,106,044
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000	3,680,261
New York City, GO, Ser. F1	5.00	4/1/2039	3,000,000	3,126,973
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) Ser. C1A	4.00	11/1/2053	2,310,000	2,094,806
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	4.75	11/1/2054	3,500,000	3,526,963
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2030	2,000,000	2,182,761
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2031	1,250,000	1,389,158
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2031	2,500,000	2,644,979
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2032	1,750,000	1,845,542
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2045	5,000,000	4,916,014
New York City Industrial Development Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,775,000	2,777,661
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	4.00	6/15/2051	1,500,000	1,393,766
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2053	5,000,000	5,320,618
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2053	8,695,000	9,199,168
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2055	10,000,000	10,687,200
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB	5.00	6/15/2056	4,000,000	4,193,037
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC1	5.25	6/15/2054	10,000,000	10,599,234
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD1	4.00	6/15/2050	7,500,000	7,065,336
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2040	8,000,000	8,634,505
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC2	4.00	6/15/2041	2,500,000	2,525,988
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. A3	5.00	8/1/2040	7,045,000	7,241,547
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	4.00	5/1/2051	7,000,000	6,444,003
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	5.00	5/1/2041	1,000,000	1,123,313
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. D	4.00	11/1/2039	3,585,000	3,669,510
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	10,760,000	11,147,077
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	5,500,000	5,660,856

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
New York — 97.9% (continued)
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2048	5,000,000	4,665,722
New York City Transitional Finance Authority, Revenue Bonds, Ser. C	5.25	11/1/2055	7,000,000	7,484,035
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Future Tax) Ser. D	5.00	11/1/2039	10,000,000	10,493,658
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. A(b)	0.00	11/15/2050	18,180,000	5,790,315
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(b)	0.00	11/15/2046	11,220,000	4,142,112
New York Convention Center Development Corp., Revenue Bonds, Refunding (Hotel Unit Fee)	5.00	11/15/2040	4,500,000	4,503,911
New York Counties Tobacco Trust I, Revenue Bonds, Ser. A	6.50	6/1/2035	10,000	10,006
New York Energy Finance Development Corp., Revenue Bonds(c)	5.00	12/1/2033	15,890,000	17,062,113
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,771,119
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	8,400,000	10,077,089
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2050	2,795,000	2,657,355
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2055	5,000,000	4,693,738
New York Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2045	2,690,000	2,662,096
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2039	2,040,000	2,313,493
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2040	2,160,000	2,420,996
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2041	2,285,000	2,532,008
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	2,500,000	2,376,997
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan- Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. 1(b)	0.00	7/1/2028	18,335,000	17,305,130
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2049	2,300,000	2,373,596
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2054	2,900,000	2,965,583
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	5,985,000	6,158,016
New York State Dormitory Authority, Revenue Bonds (Orchard Park CCRC, Inc. Obligated Group) Ser. A	5.13	11/15/2050	2,450,000	2,509,002
New York State Dormitory Authority, Revenue Bonds (Orchard Park CCRC, Inc. Obligated Group) Ser. A	5.13	11/15/2055	1,975,000	2,006,242
New York State Dormitory Authority, Revenue Bonds (Roswell Park Cancer Institute Obligated Group)(Insured; Assured Guaranty Corp.) Ser. A1	5.50	7/1/2050	2,500,000	2,724,900
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.50	10/1/2054	8,000,000	8,566,964
New York State Dormitory Authority, Revenue Bonds, Ser. A(d)	4.00	3/15/2029	10,000	10,534
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000	5,080,802
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	3,000,000	3,003,131
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.25	10/1/2050	2,500,000	2,632,320
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.50	7/1/2043	1,685,000	1,901,148
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.50	7/1/2045	1,000,000	1,107,821

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
New York — 97.9% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2034	1,125,000	1,169,849
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2035	900,000	931,469
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2036	575,000	591,836
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000	1,020,706
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000	2,075,700
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	2,010,000	2,079,987
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000	2,880,372
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	4.00	7/1/2052	7,400,000	6,432,558
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2040	1,000,000	1,068,880
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2041	1,000,000	1,065,311
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2042	1,325,000	1,399,255
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	4.00	7/1/2046	8,130,000	7,944,412
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2054	5,000,000	4,487,100
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center)	5.00	7/1/2032	500,000	504,526
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John’s University) Ser. A	4.00	7/1/2048	3,775,000	3,374,478
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John’s University) Ser. A	5.00	7/1/2030	1,250,000	1,290,681
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000	2,029,236
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A(d)	4.00	3/15/2029	5,000	5,267
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2054	5,000,000	4,622,648
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	5,000,000	5,334,416
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	2,200,000	2,208,819
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. B	4.00	3/15/2054	10,000,000	9,305,732
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2036	1,964,000	2,070,158
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2037	986,000	1,030,823
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	6,000,000	6,131,656
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2036	3,000,000	3,378,907
New York State Energy Research & Development Authority, Revenue Bonds (Rochester Gas and Electric Corp Project) Ser. B	4.00	5/15/2032	3,000,000	3,118,671
New York State Energy Research & Development Authority, Revenue Bonds, Refunding (New York State Electric & Gas Corp.) Ser. C	4.00	4/1/2034	1,000,000	1,057,029
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	6/15/2041	15,000,000	15,078,043
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (New York City Municipal Water Finance Authority Projects) Ser. A	5.00	6/15/2029	1,630,000	1,782,985
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; State of New York Mortgage Agency)(c)	3.80	5/1/2029	4,000,000	4,002,190
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	535,000	535,970

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
New York — 97.9% (continued)
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2050	3,000,000	2,783,920
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2051	1,000,000	942,304
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2055	6,000,000	5,549,245
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2041	1,750,000	1,729,118
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2046	2,500,000	2,272,678
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000	1,966,081
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	7,500,000	7,237,451
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	4,000,000	4,139,882
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	3,000,000	3,184,297
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	10,000,000	10,821,790
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project)(Insured; Assured Guaranty Corp.)	5.00	6/30/2049	10,000,000	10,153,249
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2032	1,025,000	1,152,421
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2033	1,500,000	1,670,631
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2041	5,000,000	5,328,230
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	2,000,000	2,141,551
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	6,420,000	6,422,549
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.)	5.00	6/30/2049	2,350,000	2,377,342
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	2,580,000	2,489,097
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	4.00	12/1/2040	2,500,000	2,505,618
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	4.00	12/1/2042	3,000,000	2,974,485
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) Ser. A	5.00	12/1/2032	1,550,000	1,689,469
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) Ser. A	5.00	12/1/2033	1,450,000	1,572,233
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. B(e)	5.00	12/31/2054	1,500,000	1,013,153
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. A	5.25	12/31/2054	7,000,000	7,191,134
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000	2,000,303
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000	1,704,404
Oneida County Local Development Corp., Revenue Bonds (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.) Ser. A	4.00	12/1/2051	4,000,000	3,617,295
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	12/1/2049	4,500,000	4,137,246
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University) Ser. A	5.00	12/1/2034	1,550,000	1,706,327

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
New York — 97.9% (continued)
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	2/1/2033	3,000,000	3,003,478
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	4.00	11/1/2047	4,000,000	3,754,924
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	5.00	7/15/2035	2,000,000	2,153,679
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93	6.13	6/1/2094	16,955,000	16,989,468
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195	5.00	10/1/2035	5,000,000	5,056,954
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195	5.00	4/1/2036	4,000,000	4,044,869
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	4,000,000	4,058,920
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 211	5.00	9/1/2048	2,000,000	2,056,759
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000	1,040,888
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 236	5.00	1/15/2052	1,500,000	1,524,368
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 237	5.00	1/15/2052	2,000,000	2,088,796
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 238	5.00	7/15/2038	1,000,000	1,108,175
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 248	5.00	1/15/2050	4,075,000	4,324,774
Schenectady County Capital Resource Corp., Revenue Bonds, Refunding (Union College Project)	5.25	7/1/2052	700,000	728,200
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000	2,374,734
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	4.00	6/1/2050	4,000,000	3,392,912
The Genesee County Funding Corp., Revenue Bonds (Rochester Regional Health Energy Projects) Ser. A	5.50	12/1/2055	2,500,000	2,613,323
The Genesee County Funding Corp., Revenue Bonds, Refunding (Rochester Regional Health Obligated Group) Ser. A	5.25	12/1/2052	2,500,000	2,529,598
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000	3,071,843
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000	2,291,114
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	4.00	5/15/2046	4,000,000	3,903,360
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,500,000	7,826,744
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. A	4.00	5/15/2051	3,000,000	2,781,248
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C	5.00	11/15/2037	10,000,000	10,620,830
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	5,000,000	5,168,374
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	4.13	5/15/2054	6,790,000	6,257,136
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000	3,506,394
TSASC, Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000	5,095,989
TSASC, Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	18,000,000	18,124,114
Westchester County Local Development Corp., Revenue Bonds (NY Blood Center Project)	5.00	7/1/2038	1,700,000	1,864,921
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000	277,337
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000	288,820
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000	257,875
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000	206,253
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	450,000	458,387
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(a)	5.00	7/1/2046	8,800,000	8,597,227

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 98.7% (continued)
New York — 97.9% (continued)
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	12,260,000	12,398,066
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2046	1,000,000	957,464
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2051	1,500,000	1,377,844
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	425,755
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	597,245
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2054	465,000	424,583
				844,594,410
U.S. Related — .8%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,770,000	1,861,740
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,046,875
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,500,000	2,671,340
				6,579,955
Total Investments (cost $868,466,810)			98.7%	851,174,365
Cash and Receivables (Net)			1.3%	11,414,013
Net Assets			100.0%	862,588,378

GO—Government Obligation

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $25,285,170 or 2.9% of net assets.

(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon New York AMT-Free Municipal Bond Fund
February 28, 2026 (Unaudited)
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	851,174,365	—	851,174,365
	—	851,174,365	—	851,174,365

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the fund’s Board of Trustees (the “Board”), such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At February 28, 2026, accumulated net unrealized depreciation on investments was $17,292,445, consisting of $9,691,599 gross unrealized appreciation and $26,984,044 gross unrealized depreciation.

At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.